LEGAL INFORMATION (Details)		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2025 ARS ($) facility Vote $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 1994	Jun. 30, 2023 $ / shares
Disclosure of general information about financial statements [line items]
Fiscal year	101 years
Number of factories | facility		8,000,000
Percentage of direct and indirect equity interest rate		16.00%
Percentage of voting interest transferred by the latter to the workers through a trust		4.00%
Number of shares in entity held by entity (in shares)		12,543,339
Capital | $		$ 58,348,315
Number of common shares issued (in shares)		583,483,151	583,483,000
Par value per share (in pesos per share) | $ / shares		$ 0.10				$ 0.10
Number of votes per share | Vote		1
Treasury shares
Disclosure of general information about financial statements [line items]
Number of shares in entity held by entity (in shares)		12,352,329
Other reserves
Disclosure of general information about financial statements [line items]
Number of shares in entity held by entity (in shares)		191,010
InterCement Trading e Inversiones S.A.
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company		52.1409%
Cofesur S.A.U
Disclosure of general information about financial statements [line items]
Percentage of direct and indirect equity interest rate		80.00%
- Ferrosur Roca S.A.
Disclosure of general information about financial statements [line items]
Percentage of direct and indirect equity interest rate		80.00%	80.00%	80.00%
Concession period					30 years